Average Annual Total Returns - Class A C Shares - Alger Weatherbie Specialized Growth Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	May 08, 2002	48.54%	23.11%	15.35%	46.91%	20.32%	12.14%	29.81%	17.62%	11.26%	May 08, 2002	54.73%	23.50%	15.09%	40.47%	18.68%	15.00%